Earnings Per Share - Antidilutive Securities (Details) - Options - shares shares in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015
Common Stock
Earnings Per Share
Potentially dilutive stock equivalents not included in the calculation of diluted EPS because to do so would be antidilutive (in shares)	1.9	0.1
Preferred Stock
Earnings Per Share
Potentially dilutive stock equivalents not included in the calculation of diluted EPS because to do so would be antidilutive (in shares)	5.1	3.3